UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-716-6840

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND

350 Madison Avenue, 20th Floor
New York, New York 10017

May 22, 2026

Re:	ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements

(Unaudited)

For the Six Months Ended March 31, 2026

ACAP Strategic Fund

Financial Statements

(Unaudited)

For the Six Months Ended March 31, 2026

ACAP STRATEGIC FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2026
Assets
Investments in securities unaffiliated issuers, at fair value (cost $5,601,319,564)	$10,739,929,887
Deposits at brokers for securities sold, not yet purchased	2,816,197,490
Receivable for investment securities sold	1,516,511,780
Purchased options, at fair value (cost $1,272,191,476)	1,234,222,757
Cash collateral received for total return swap contracts	917,875,996
Net unrealized appreciation on total return swap contracts	824,384,445
Cash and cash equivalents (including restricted cash of $54,292)	15,312,580
Interest receivable	11,858,191
Dividends receivable	5,551,391
Other assets	114,849
Total assets	18,081,959,366
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $6,047,419,044)	5,305,231,483
Payable for investment securities purchased	1,313,055,263
Due to brokers (including Hong Kong Dollars of $59,175, with a cost of $59,175)	824,443,621
Payable for shares repurchased	136,780,657
Variation margin payable	93,491,551
Due to custodian (including Euros of $1,012 with a cost of $1,012, Australian Dollars of $1,411 with a cost of $1,411 and Hong Kong Dollars of $7, with a cost of $7)	20,052,014
Management fees payable	13,752,520
Stock loan fee payable	9,541,568
Dividends payable on securities sold, not yet purchased	6,158,823
Distribution and shareholder servicing fees payable	5,192,145
Administration fees payable	2,340,989
Professional fees payable	48,184
Miscellaneous expenses payable	1,178,537
Total liabilities	7,731,267,355
Net Assets	$10,350,692,011
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$394,669
Additional paid-in-capital	4,938,491,457
Total distributable earnings	5,411,805,885
Net Assets	$10,350,692,011

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	273,640,547	$28.29	$7,740,460,123
Class W	121,028,820	$21.57	$2,610,231,888

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2026 Fair Value
	Investments in Securities—103.76%
	Common Stocks—103.74%
	Australia—0.65%
	Metal - Diversified—0.65%
5,200,778	Lynas Rare Earths Ltd *	$67,535,764
	Total Australia (cost $63,018,661)	$67,535,764

	Canada—0.75%
	Transport - Rail—0.75%
988,460	Canadian Pacific Kansas City	$77,752,264
	Total Canada (cost $76,093,927)	$77,752,264

	China—1.19%
	Auto - Cars / Light Trucks—0.37%
2,869,800	BYD Co Ltd, Class H	38,726,670
	B2B / E - Commerce—0.35%
4,389,237	Full Truck Alliance Co Ltd ADR (a)	36,430,667
	Schools—0.47%
853,553	New Oriental Education & Technology Group Inc ADR	48,336,706
	Total China (cost $84,637,189)	$123,494,043

	France—6.72%
	Aerospace / Defense - Equipment—6.72%
1,406,933	Airbus SE	260,700,188
1,350,388	Safran SA	434,723,225
	Total France (cost $356,179,885)	$695,423,413

	Germany—6.17%
	Aerospace / Defense—0.97%
280,096	MTU Aero Engines AG	100,045,249
	Athletic Footwear—0.48%
313,729	adidas AG	49,396,044
	Machinery - Electric Utilities—4.72%
2,987,778	Siemens Energy AG *	489,698,159
	Total Germany (cost $229,861,017)	$639,139,452

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	Hong Kong—0.60%
	Casino Hotels—0.30%
6,857,000	Galaxy Entertainment Group Ltd	$30,610,826
	E - Commerce / Products—0.30%
247,563	Alibaba Group Holding Ltd ADR (a)	31,059,254
	Total Hong Kong (cost $72,285,230)	$61,670,080

	Japan—3.18%
	Audio / Video Products - 1.48%
7,641,500	Sony Group Corp	154,136,486
	Chemicals - Diversified—0.98%
724,800	Resonac Holdings Corp	44,657,047
1,441,000	Shin-Etsu Chemical Co Ltd	56,692,558
		101,349,605
	Life / Health Insurance—0.12%
13,681,500	Sony Financial Group Inc	12,314,984
	Metal - Copper—0.10%
195,200	Sumitomo Metal Mining Co Ltd	10,864,894
	Non - Ferrous Metals—0.50%
2,478,400	JX Advanced Metals Corp	51,596,334
	Total Japan (cost $244,113,109)	$330,262,303

	Netherlands—1.14%
	Semiconductor Equipment—1.14%
89,058	ASML Holding NV	117,630,478
	Total Netherlands (cost $127,741,540)	$117,630,478

	Taiwan—7.99%
	Semiconductor Components - Integrated Circuits—7.99%
2,445,695	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	826,522,625
	Total Taiwan (cost $251,926,203)	$826,522,625

	United States—73.93%
	Aerospace / Defense—1.95%
603,292	RTX Corp	116,375,027
73,645	TransDigm Group Inc (a)	85,351,609
		201,726,636
	Aerospace / Defense - Equipment—1.09%
343,820	General Electric Co (a)	97,565,801
595,284	Standardaero Inc *	15,376,186
		112,941,987

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software—1.94%
541,214	Microsoft Corp (a)	$200,341,186
	Building Products - Air & Heating—0.17%
133,714	Johnson Controls International PLC	17,509,848
	Building Products - Cement / Aggregate—4.90%
1,006,210	CRH PLC	105,772,795
356,490	Martin Marietta Materials Inc (a)	209,858,533
704,353	Vulcan Materials Co (a)	191,795,322
		507,426,650
	Chemicals - Specialty—1.34%
1,816,131	Solstice Advanced Materials Inc	138,316,537
	Circuit Boards—0.37%
396,190	TTM Technologies Inc *	38,596,830
	Coatings / Paint—0.46%
149,809	Sherwin-Williams Co	48,021,275
	Commercial Services—1.38%
198,373	Cintas Corp (a)	33,552,809
198,303	Quanta Services Inc	108,872,313
		142,425,122
	Commercial Services - Finance—0.54%
93,994	S&P Global Inc (a)	39,979,408
613,151	Toast Inc *	16,254,633
		56,234,041
	Computer Aided Design—4.84%
744,002	Cadence Design Systems Inc * (a)	206,735,836
741,982	Synopsys Inc * (a)	294,181,023
		500,916,859
	Computer Software—0.98%
802,757	Twilio Inc *	101,002,886
	E - Commerce / Products—5.27%
2,620,552	Amazon.com Inc * (a)	545,782,365
	E - Commerce / Services—4.72%
571,912	Doordash Inc, Class A *	85,872,587
1,176,877	Expedia Group Inc (a)	271,729,131
1,822,701	Uber Technologies Inc *	131,106,884
		488,708,602
	Electric - Generation—1.79%
662,526	Constellation Energy Corp (a)	185,010,386
	Electric - Integrated—1.78%
1,644,012	Entergy Corp (a)	184,721,188

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Semiconductors—2.87%
935,189	Analog Devices Inc	$297,521,028
	Electronic Connectors—2.69%
2,205,049	Amphenol Corp (a)	278,607,940
	Enterprise Software / Services—0.57%
870,879	SS&C Technologies Holdings Inc	58,845,294
	Finance - Credit Card—3.86%
372,670	Mastercard Inc, Class A (a)	186,208,292
704,669	Visa Inc, Class A (a)	212,979,160
		399,187,452
	Finance - Other Services—1.31%
861,654	Intercontinental Exchange Inc (a)	135,520,941
	Gas - Distribution—0.75%
1,666,345	NiSource Inc	77,751,658
	Independent Power Producer—1.83%
1,259,215	Vistra Corp	189,297,791
	Internet Content - Entertainment—5.06%
915,688	Meta Platforms Inc, Class A (a)	523,892,575
	Machinery - Electric Utilities—4.69%
859,670	BWX Technologies Inc (a)	175,793,918
1,234,619	Vertiv Holdings Co (a)	309,370,829
		485,164,747
	Medical - Drugs—0.47%
39,609	Madrigal Pharmaceuticals Inc *	20,734,123
2,226,067	ORIC Pharmaceuticals Inc * (a)	28,204,269
		48,938,392
	Private Equity—0.24%
505,300	Carlyle Group Inc	24,451,467
	REITS - Diversified—1.09%
115,405	Equinix Inc	113,124,597
		113,124,597
	Retail - Apparel / Shoes—1.33%
269,851	Burlington Stores Inc *	87,804,118
228,248	Ross Stores Inc	49,445,364
		137,249,482
	Retail - Building Products—0.24%
105,510	Lowe’s Cos Inc (a)	24,929,903
	Retail - Major Department Store—1.95%
1,264,494	TJX Companies Inc (a)	201,939,692

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Restaurants—0.42%
246,637	Chipotle Mexican Grill Inc * (a)	$7,894,850
227,694	Yum! Brands Inc (a)	35,401,863
		43,296,713
	Semiconductor Equipment—11.04%
261,114	KLA Corp	384,466,865
1,807,954	Lam Research Corp (a)	386,287,453
1,253,450	Teradyne Inc	371,597,787
		1,142,352,105
	Total United States (cost $4,054,536,409)	$7,651,754,175

	Uruguay—1.42%
	E - Commerce / Services—1.42%
84,963	MercadoLibre Inc *	146,902,726
	Total Uruguay (cost $39,083,830)	146,902,726
	Total Common Stocks (cost $5,599,477,000)	$10,738,087,323

	Short-Term Securities—0.02%
	United States—0.02%
1,842,564	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54% (a) (b)	$1,842,564
	Total United States (cost $1,842,564)	$1,842,564
	Total Short-Term Securities (cost $1,842,564)	$1,842,564
	Total Investments in Securities (cost $5,601,319,564)—103.76%	$10,739,929,887
	Other Liabilities in Excess of Assets—-3.76%	(389,237,876)
	Net Assets—100.00%	$10,350,692,011

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2026.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	March 31, 2026 Percentage of Net Assets (%)
Aerospace / Defense	2.92
Aerospace / Defense - Equipment	7.81
Applications Software	1.94
Athletic Footwear	0.48
Audio / Video Products	1.48
Auto - Cars / Light Trucks	0.37
B2B / E-Commerce	0.35
Building Products - Air & Heating	0.17
Building Products - Cement / Aggregate	4.90
Casino Hotels	0.30
Chemicals - Diversified	0.98
Chemicals - Specialty	1.34
Circuit Boards	0.37
Coatings / Paint	0.46
Commercial Services	1.38
Commercial Services - Finance	0.54
Computer Aided Design	4.84
Computer Software	0.98
E-Commerce / Products	5.57
E-Commerce / Services	6.14
Electric - Generation	1.79
Electric - Integrated	1.78
Electronic Components - Semiconductors	2.87
Electronic Connectors	2.69
Investments in Securities - By Industry	March 31, 2026 Percentage of Net Assets (%)
Enterprise Software / Services	0.57
Finance - Credit Card	3.86
Finance - Other Services	1.31
Gas - Distribution	0.75
Independent Power Producer	1.83
Internet Content - Entertainment	5.06
Life / Health Insurance	0.12
Machinery - Electric Utilities	9.41
Medical - Drugs	0.47
Metal - Copper	0.10
Metal - Diversified	0.65
Non - Ferrous Metals	0.50
Private Equity	0.24
REITS - Diversified	1.09
Retail - Apparel / Shoes	1.33
Retail - Building Products	0.24
Retail - Major Department Store	1.95
Retail - Restaurants	0.42
Schools	0.47
Semiconductor Components - Integrated Circuits	7.99
Semiconductor Equipment	12.18
Short - Term Securities	0.02
Transport - Rail	0.75
Total Investments in Securities	103.76%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2026 Fair Value
		Purchased Options—11.92%
		Equity Options—11.91%
		Equity Call Options—6.93%
		Canada—0.67%
		Internet Application Software—0.67%
$168,334,000	19,804	Shopify Inc, Class A , 05/15/2026, $85.00	$69,165,470
		Total Canada (cost $71,779,822)	$69,165,470

		Taiwan—1.00%
		Semiconductor Components - Integrated Circuits—1.00%
586,560,000	19,552	Taiwan Semiconductor Manufacturing Co Ltd ADR, 06/18/2026, $300.00	104,016,639
		Total Taiwan (cost $96,254,945)	$104,016,639

		United States—5.26%
		Auto - Cars / Light Trucks—0.11%
217,880,000	5,447	Tesla Inc, 06/18/2026, $400.00	11,002,939
		Casino Hotels—0.20%
70,385,000	14,077	Las Vegas Sands Corp, 06/18/2026, $50.00	9,396,398
64,134,000	7,126	Wynn Resorts Ltd, 06/18/2026, $90.00	11,205,635
			20,602,033
		Computers—0.35%
430,728,000	17,947	Apple Inc, 05/15/2026, $240.00	36,297,807
		E - Commerce / Products—0.25%
204,307,000	10,753	Amazon.com Inc, 05/15/2026, $190.00	26,344,850
		E - Commerce / Services—0.38%
315,350,000	742	Booking Holdings Inc, 06/18/2026, $4,250.00	22,827,630
114,927,000	7,926	Doordash Inc, Class A, 06/18/2026, $145.00	16,268,115
			39,095,745
		Electronic Components - Semiconductors—3.20%
178,272,000	9,904	Advanced Micro Devices Inc, 06/18/2026, $180.00	35,159,200
333,840,000	11,128	Broadcom Inc, 06/18/2026, $300.00	38,864,540
138,664,000	34,666	Intel Corp, 06/18/2026, $40.00	26,259,495
190,063,500	34,557	Microchip Technology Inc, 06/18/2026, $55.00	41,295,615
693,322,000	49,523	NVIDIA Corp, 06/18/2026, $140.00	190,539,743
			332,118,593
		Enterprise Software / Services—0.17%
230,299,000	14,858	Palantir Technologies Inc, 06/18/2026, $155.00	17,309,570

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts		March 31, 2026 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Hotels & Motels—0.60%
$197,120,000	7,040	Hilton Worldwide Holdings Inc, 06/18/2026, $280.00	$24,640,000
225,881,000	7,789	Marriott International Inc, Class A, 06/18/2026, $290.00	37,075,640
			61,715,640
		Total United States (cost $635,824,812)	$544,487,177
		Total Equity Call Options (cost $803,859,579)	$717,669,286

		Equity Put Options—4.98%
		United States—4.98%
		Growth & Income - Large Cap—2.15%
3,332,820,000	55,547	SPDR S&P 500 ETF Trust, 09/18/2026, $600.00	107,233,484
2,701,440,000	42,880	SPDR S&P 500 ETF Trust, 09/18/2026, $630.00	115,411,520
			222,645,004
		Machinery - Construction & Mining—0.10%
138,670,000	1,981	Caterpillar Inc, 06/18/2026, $700.00	10,157,578

		Sector Fund - Technology—2.58%
645,477,940	11,230	Invesco QQQ Trust Series 1, 06/18/2026, $574.78	26,182,745
2,433,618,000	45,067	Invesco QQQ Trust Series 1, 09/18/2026, $540.00	104,780,775
2,370,630,000	41,590	Invesco QQQ Trust Series 1, 09/18/2026, $570.00	135,333,860
			266,297,380
		Semiconductor Equipment—0.15%
133,515,000	989	KLA Corp, 05/15/2026, $1,350.00	6,438,390
127,280,000	6,364	Lam Research Corp, 05/15/2026, $200.00	9,243,710
			15,682,100
		Total United States (cost $462,263,184)	$514,782,062
		Total Equity Put Options (cost $462,263,184)	$514,782,062
		Total Equity Options (cost $1,266,122,763)	$1,232,451,348

		Currency Call Options - 0.01%
		United States - 0.01%
		Currency - 0.01%

			Counterparty
242,492,273	242,492,273	USD / BRL, 06/18/2026, $5.80	Merrill Lynch Professional Clearing Corp	1,770,444
183,964,644	183,964,644	USD / CNH, 06/18/2026, $7.70	Merrill Lynch Professional Clearing Corp	965
		Total United States (cost $6,068,713)		$1,771,409
		Total Currency Call Options (cost $6,068,713)		$1,771,409
		Total Purchased Options (cost $1,272,191,476)		$1,234,222,757

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	March 31, 2026 Percentage of Net Assets (%)
Auto - Cars / Light Trucks	0.11
Casino Hotels	0.20
Computers	0.35
Currency	0.01
E - Commerce / Products	0.25
E - Commerce / Services	0.38
Electronic Components - Semiconductors	3.20
Enterprise Software / Services	0.17
Purchased Options - By Industry	March 31, 2026 Percentage of Net Assets (%)
Growth & Income - Large Cap	2.15
Hotels & Motels	0.60
Internet Application Software	0.67
Machinery - Construction & Mining	0.10
Sector Fund - Technology	2.58
Semiconductor Components - Integrated Circuits	1.00
Semiconductor Equipment	0.15
Total Purchased Options	11.92%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2026 Fair Value
	Securities Sold, Not Yet Purchased—51.25%
	Common Stocks—51.25%
	Belgium—0.23%
	Brewery—0.23%
346,588	Anheuser-Busch InBev SA/NV	$24,042,810
	Total Belgium (proceeds $21,193,720)	$24,042,810

	Canada—2.36%
	Apparel Manufacturers—0.05%
91,524	Gildan Activewear Inc	5,093,311
	Enterprise Software / Services—0.08%
395,386	Open Text Corp	8,793,385
	Internet Application Software—1.94%
1,691,234	Shopify Inc	200,614,177
	Medical - Drugs—0.00%
15,956	Canopy Growth Corp	15,145
	Private Equity—0.29%
726,760	Brookfield Corp	29,411,977
	Total Canada (proceeds $283,401,173)	$243,927,995

	China—1.16%
	Auto - Cars / Light Trucks—0.40%
2,230,812	NIO Inc ADR	13,451,796
1,609,520	XPeng Inc ADR	27,538,887
		40,990,683
	Internet Content - Information / Networks —0.59%
1,210,067	Bilibili Inc-Sponsored ADR	27,299,112
5,948,500	Kuaishou Technology	34,233,351
		61,532,463
	Retail - Drug Store—0.03%
2,367,827	Ping An Healthcare and Technology Co Ltd	3,479,167
	Wireless Equipment—0.14%
3,388,200	Xiaomi Corp, Class B	13,725,317
	Total China (proceeds $137,422,735)	$119,727,630

	France—1.05%
	Computer Services—0.36%
323,790	Capgemini SE	37,493,619
	Cosmetics & Toiletries—0.31%
79,221	L’Oreal SA	31,888,122
	Power Conversion / Supply Equipment—0.38%
148,569	Schneider Electric SE	39,217,613
	Total France (proceeds $137,323,299)	$108,599,354

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	Germany—0.24%
	Auto - Cars / Light Trucks—0.24%
272,381	Bayerische Motoren Werke AG	$24,479,316
	Total Germany (proceeds $24,561,899)	$24,479,316

	Hong Kong—0.14%
	Electric - Integrated—0.14%
1,839,300	Power Assets Holdings Ltd	14,322,245
	Total Hong Kong (proceeds $12,364,223)	$14,322,245

	India—0.16%
	Computer Services—0.16%
1,206,585	Infosys Ltd ADR	16,300,963
	Total India (proceeds $20,678,141)	$16,300,963

	Ireland—2.15%
	Building Products - Air & Heating—0.42%
104,001	Trane Technologies PLC	43,341,377
	Computer Services—0.46%
242,127	Accenture PLC, Class A	48,011,363
	Electronic Components - Miscellaneous—0.42%
209,239	TE Connectivity PLC	43,735,136
	Power Conversion / Supply Equipment—0.85%
245,807	Eaton Corp PLC	87,917,790
	Total Ireland (proceeds $248,595,868)	$223,005,666

	Israel—0.50%
	Applications Software—0.07%
99,791	Monday.com Ltd	6,896,556
	Auto / Truck Parts & Equipment - Original—0.06%
947,032	Mobileye Global Inc, Class A	6,506,110
	Computer Data Security - 0.37%
267,367	Check Point Software Technologies Ltd	38,193,376
	Total Israel (proceeds $83,669,148)	$51,596,042

	Italy - 0.71%
	Auto - Cars / Light Trucks—0.71%
217,185	Ferrari NV	73,506,263
	Total Italy (proceeds $88,124,887)	$73,506,263

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	Netherlands - 0.57%
	Auto - Cars / Light Trucks—0.10%
1,485,376	Stellantis NV	$10,531,316
	Semiconductor Components—Integrated Circuits - 0.47%
247,563	NXP Semiconductors NV	48,735,252
	Total Netherlands (proceeds $70,034,107)	$59,266,568

	Switzerland—0.60%
	Computers - Peripheral Equipment—0.22%
250,039	Logitech International SA	22,783,554
	Medical - Drugs—0.38%
258,407	Novartis AG ADR	39,471,669
	Total Switzerland (proceeds $55,436,971)	$62,255,223

	Thailand - 0.37%
	Diversified Manufacturing Operations—0.37%
74,286	Fabrinet	38,741,635
	Total Thailand (proceeds $32,228,888)	$38,741,635

	United Kingdom—1.84%
	Beverages - Wine / Spirits—0.48%
668,419	Diageo PLC	49,763,795
	Electronic Components - Semiconductors—1.36%
927,971	ARM Holdings PLC ADR	140,383,453
	Total United Kingdom (proceeds $184,128,055)	$190,147,248

	United States—39.17%
	Advertising Agencies—0.67%
918,552	Omnicom Group Inc	69,176,151
	Appliances—0.35%
680,300	Whirlpool Corp	36,681,776
	Applications Software—0.10%
198,049	Elastic NV	9,900,470
	Auto - Cars / Light Trucks—2.49%
4,846,748	Ford Motor Co	55,931,472
544,240	Tesla Inc	202,321,220
		258,252,692
	Beverages - Non-Alcoholic—0.22%
316,014	Monster Beverage Corp	22,898,374

	Brewery—0.79%
346,177	Constellation Brands Inc	51,926,550
693,175	Molson Coors Beverage Co	29,848,116
		81,774,666

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	Cable / Satellite TV—0.83%
395,746	Charter Communications Inc, Class A	$85,433,646
	Cellular Telecommunications—1.23%
606,238	T-Mobile US Inc	127,328,167
	Commercial Banks - Southern US—0.69%
2,720,362	Regions Financial Corp	71,055,855
	Commercial Services - Finance—1.28%
653,728	Global Payments Inc	43,995,894
1,057,596	H&R Block Inc	33,568,097
1,211,785	PayPal Holdings Inc	54,809,036
		132,373,027
	Computer Data Security—1.27%
520,327	Fortinet Inc	42,521,122
307,271	Qualys Inc	26,993,757
300,144	Rapid7 Inc	1,653,793
498,309	Tenable Holdings Inc	8,428,897
366,475	Zscaler Inc	51,412,778
		131,010,347
	Computer Graphics—0.10%
495,236	Figma Inc	10,469,289
	Computer Services - 0.76%
520,199	Cognizant Technology Solutions Corp, Class A	31,914,209
296,541	Gartner Inc	46,954,302
		78,868,511
	Computer Software—0.27%
939,506	Dropbox Inc, Class A	21,345,576
273,220	Teradata Corp	7,002,629
		28,348,205
	Consumer Products - Miscellaneous—0.23%
247,381	Kimberly-Clark Corp	23,864,845
	Cosmetics & Toiletries—0.47%
333,964	Procter & Gamble Co/The	48,237,760
	Data Processing / Management—0.50%
48,790	Fair Isaac Corp	52,085,277
	Diversified Manufacturing Operations - 1.32%
524,633	Illinois Tool Works Inc	136,556,724
	E - Commerce / Products - 0.23%
484,027	Etsy Inc	24,191,669
	E - Services / Consulting—0.20%
173,293	CDW Corp/DE	20,971,919
	Electric Products - Miscellaneous—0.83%
653,376	Emerson Electric Co	85,605,324

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Miscellaneous—1.20%
252,971	Hubbell Inc	$124,142,989
	Electronic Components - Semiconductors—2.83%
1,000,379	Advanced Micro Devices Inc	203,507,100
416,409	GLOBALFOUNDRIES Inc	18,521,872
446,657	Marvell Technology Inc	44,241,376
25,004	Monolithic Power Systems Inc	27,338,124
		293,608,472
	Electronic Forms—0.58%
247,619	Adobe Inc	60,191,227
	Enterprise Software / Services—1.40%
987,182	Palantir Technologies Inc	144,404,983
	Finance - Credit Card—0.26%
148,430	Capital One Financial Corp	27,078,085
	Financial Services—0.55%
866,667	State Street SPDR S&P Regional Banking ETF	56,463,355
	Food - Miscellaneous / Diversified—1.35%
742,937	Conagra Brands Inc	11,678,970
1,365,450	General Mills Inc	50,822,049
1,970,707	Kraft Heinz Co	44,321,200
1,474,247	The Campbell’s Company	32,831,481
		139,653,700
	Hotels & Motels—1.01%
744,803	Choice Hotels International Inc	77,087,111
344,112	Wyndham Hotels & Resorts Inc	27,952,218
		105,039,329
	Internet Security—0.54%
346,666	Palo Alto Networks Inc	55,577,493
	Investment Management / Advisory Services - 1.51%
1,733,329	Franklin Resources Inc	40,941,231
1,274,938	T Rowe Price Group Inc	114,922,911
		155,864,142
	Machinery - Construction & Mining—0.61%
89,143	Caterpillar Inc	63,154,250
	Machinery - Electric Utilities—1.46%
173,333	GE Vernova Inc	151,302,376
	Medical - Biomedical / Genetics—0.33%
97,391	Amgen Inc	34,267,023
	Medical - Drugs—0.65%
277,203	Johnson & Johnson	67,759,501
	Private Equity—0.77%
693,331	Blackstone Inc	79,726,132

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified—0.85%
485,778	Digital Realty Trust Inc	$87,542,053
	REITS - Office Property—0.72%
413,772	Brandywine Realty Trust	1,121,322
495,979	BXP Inc	25,741,310
1,882,663	Douglas Emmett Inc	17,734,685
49,162	Hudson Pacific Properties Inc	290,547
725,334	Kilroy Realty Corp	20,461,672
247,267	SL Green Realty Corp	9,134,043
		74,483,579
	REITS - Storage—0.97%
249,401	Extra Space Storage Inc	32,703,953
248,092	Public Storage	67,203,161
		99,907,114
	Retail - Home Furnishings—0.13%
742,855	Bath & Body Works Inc	13,869,103
	Retail - Miscellaneous / Diversified—0.11%
800,932	Sally Beauty Holdings Inc	11,092,908
	Retail - Regional Department Store—0.47%
1,408,686	Kohl’s Corp	18,172,049
1,689,526	Macy’s Inc	30,563,525
		48,735,574
	Sector Fund - Technology—4.76%
1,287,615	VanEck Semiconductor ETF	493,671,591
	Semiconductor Components - Integrated Circuits—0.43%
346,333	QUALCOMM Inc	44,600,764
	Telephone - Integrated—0.47%
1,694,202	AT&T Inc	49,114,916
	Transport - Services—0.38%
396,190	United Parcel Service Inc	38,977,172
	Total United States (proceeds $4,648,255,930)	$4,055,312,525
	Total Common Stocks (proceeds $6,047,419,044)	$5,305,231,483
	Total Securities Sold, Not Yet Purchased (proceeds $6,047,419,044)	$5,305,231,483

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	March 31, 2026 Percentage of Net Assets (%)
Advertising Agencies	0.67
Apparel Manufacturers	0.05
Appliances	0.35
Applications Software	0.17
Auto - Cars / Light Trucks	3.94
Auto / Truck Parts & Equipment - Original	0.06
Beverages - Non-Alcoholic	0.22
Beverages - Wine / Spirits	0.48
Brewery	1.02
Building Products - Air & Heating	0.42
Cable / Satellite TV	0.83
Cellular Telecommunications	1.23
Commercial Banks - Southern US	0.69
Commercial Services - Finance	1.28
Computer Data Security	1.64
Computer Graphics	0.10
Computer Services	1.74
Computer Software	0.27
Computers - Peripheral Equipment	0.22
Consumer Products - Miscellaneous	0.23
Cosmetics & Toiletries	0.78
Data Processing / Management	0.50
Diversified Manufacturing Operations	1.69
E - Commerce / Products	0.23
E - Services / Consulting	0.20
Electric - Integrated	0.14
Electric Products - Miscellaneous	0.83
Electronic Components - Miscellaneous	1.62
Electronic Components - Semiconductors	4.19
Electronic Forms	0.58
Securities Sold, Not Yet Purchased - By Industry	March 31, 2026 Percentage of Net Assets (%)
Enterprise Software / Services	1.48
Finance - Credit Card	0.26
Financial Services	0.55
Food - Miscellaneous / Diversified	1.35
Hotels & Motels	1.01
Internet Application Software	1.94
Internet Content - Information / Networks	0.59
Internet Security	0.54
Investment Management / Advisory Services	1.51
Machinery - Construction & Mining	0.61
Machinery - Electric Utilities	1.46
Medical - Biomedical / Genetics	0.33
Medical - Drugs	1.03
Power Conversion / Supply Equipment	1.23
Private Equity	1.06
REITS - Diversified	0.85
REITS - Office Property	0.72
REITS - Storage	0.97
Retail - Drug Store	0.03
Retail - Home Furnishings	0.13
Retail - Miscellaneous / Diversified	0.11
Retail - Regional Department Store	0.47
Sector Fund - Technology	4.76
Semiconductor Components - Integrated Circuits	0.90
Telephone - Integrated	0.47
Transport - Services	0.38
Wireless Equipment	0.14
Total Securities Sold, Not Yet Purchased	51.25%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		March 31, 2026 Unrealized Appreciation / Depreciation***
	Swap Contracts—7.96%
	Total Return Swap Contracts - Appreciation—8.66%
	Brazil—0.19%
	Finance - Other Services—0.19%
$35,769,869	1/30/2029	B3 SA - Brasil Bolsa Balcao	$20,174,502
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$20,174,502

	Japan—0.52%
	Audio / Video Products—0.25%
(34,392,870)	3/6/2028	Sharp Corp.	25,755,128
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.02%
(26,444,589)	3/6/2028	Ricoh Company Ltd	2,486,847
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Equipment—0.25%
(166,519,616)	3/6/2028	Advantest Corp	26,012,728
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$54,254,703

	Spain—0.06%
	Building - Heavy Construction—0.06%
17,093,419	2/26/2027	Cellnex Telecom SA	6,623,978
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$6,623,978

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2026 Unrealized Appreciation / Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Sweden—0.03%
	Auto - Cars / Light Trucks—0.03%
$(9,586,011)	12/11/2026	Volvo Car AB, Class B	$3,388,605
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.88%**.
	Total Sweden		$3,388,605

	Taiwan—0.40%
	Computers - Peripheral Equipment—0.00%
(3,873,352)	3/6/2028	Innolux Corp	180,502
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.00%**.

	Electronic Components - Miscellaneous—0.01%
(6,488,194)	3/6/2028	AUO Corp	903,350
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.00%**.
	Power Conversion / Supply Equipment—0.39%
12,384,576	3/6/2028	Delta Electronics Inc	40,629,227
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Total Taiwan		$41,713,079

	United Kingdom—1.33%
	Aerospace / Defense—1.29%
96,253,402	12/11/2026	Rolls-Royce Holdings PLC	133,548,091
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2026 Unrealized Appreciation / Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom (continued)
	Cosmetics & Toiletries—0.02%
$(44,089,477)	2/26/2027	Unilever PLC	$2,071,207
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Food - Retail—0.02%
(15,192,763)	12/11/2026	Marks & Spencer Group PLC	2,250,536
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$137,869,834

	United States—6.13%
	Private Equity—0.69%
49,301,209	3/4/2027	Carlyle Group Inc	71,042,496
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Web Portals / ISP—5.44%
91,417,519	3/4/2027	Alphabet Inc, Class A	561,953,259
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$632,995,755
	Total Return Swap Contracts - Appreciation ****		$897,020,456

	Total Return Swap Contracts - Depreciation—0.70%
	Australia—0.12%
	Commercial Banks Non-US—0.12%
(90,532,549)	12/23/2026	Commonwealth Bank of Australia	12,226,857
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$12,226,857

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2026 Unrealized Appreciation / Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Denmark—0.20%
	Transport - Services—0.20%
$124,848,811	2/26/2027	DSV A/S	$20,187,086
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of DVS A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Denmark		$20,187,086

	Japan—0.22%
	Office Automation & Equipment—0.01%
(92,002,934)	3/6/2028	Canon Inc	853,108
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Equipment—0.21%
(66,519,642)	3/6/2028	Lasertec Corp	2,135,110
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Lasertec Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(138,908,194)	3/6/2028	Tokyo Electron Ltd	20,911,707
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$23,899,925

	South Korea—0.10%
	Engines - Internal Combustion—0.10%
50,677,695	2/25/2028	Doosan Co Ltd	10,304,618
		Agreement with Morgan Stanley, dated 02/25/2026 to receive the total return of the shares of Doosan Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$10,304,618

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2026 Unrealized Appreciation / Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Taiwan—0.05%
	Semiconductor Components - Integrated Circuits—0.05%
$(52,034,058)	3/6/2028	United Microelectronics Corp	$5,469,597
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%**.
	Total Taiwan		$5,469,597

	United Kingdom—0.01%
	Aerospace / Defense—0.01%
51,347,623	12/11/2026	BAE Systems PLC	547,928
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of BAE Systems PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total United Kingdom		$547,928

	Total Return Swap Contracts - Depreciation *****		$72,636,011

	Total Swap Contracts, net		$824,384,445

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.

**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2026.

***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	March 31, 2026 Percentage of Net Assets (%)
Aerospace / Defense	1.28
Audio / Video Products	0.25
Auto - Cars / Light Trucks	0.03
Building - Heavy Construction	0.06
Commercial Banks Non-US	(0.12)
Computers - Peripheral Equipments	0.00
Cosmetics & Toiletries	0.02
Electronic Components - Miscellaneous	0.01
Engines - Internal Combustion	(0.10)
Finance - Other Services	0.19
Swap Contracts - By Industry	March 31, 2026 Percentage of Net Assets (%)
Food - Retail	0.02
Office Automation & Equipment	0.01
Power Conversion / Supply Equipment	0.39
Private Equity	0.69
Semiconductor Components - Integrated Circuits	(0.05)
Semiconductor Equipment	0.04
Transport - Services	(0.20)
Web Portals / ISP	5.44
Total Swap Contracts	7.96%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2026
Investment Income
Interest	$55,374,628
Dividends (net of foreign withholding tax of $2,208,730)	34,866,688
Other	1,074
Total investment income	90,242,390
Expenses
Management fees	81,090,873
Stock loan fees	51,927,362
Dividends on securities sold, not yet purchased	39,142,631
Distribution and shareholder servicing fees - Class A Shares	30,363,316
Administration fees	2,304,989
Interest expense	2,171,301
Transfer agent fees	882,761
Custody fees	585,000
Professional fees	327,750
Insurance expense	98,893
Trustees’ fees	67,500
Registration fees	47,501
Miscellaneous expense	1,950,904
Total expenses	210,960,781
Net investment loss	(120,718,391)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	1,104,980,985
Purchased options	(766,740,597)
Securities sold, not yet purchased	(314,576,337)
Total return swap contracts	10,730,222
Foreign currency transaction	(450,161)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	33,944,112
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	(989,392,712)
Purchased options	(45,717,340)
Securities sold, not yet purchased	782,920,477
Total return swap contracts	(1,141,613)
Foreign currency transactions	101,437
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(253,229,751)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(219,285,639)
Net decrease in net assets resulting from operations	$(340,004,030)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
From operations:
Net investment loss	$(120,718,391)	$(679,889,268)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	33,944,112	572,026,517
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(253,229,751)	2,606,225,101
Net increase/(decrease) in net assets resulting from operations	(340,004,030)	2,498,362,350
From transactions in shares:
Proceeds from sales of shares
Class A	226,077,887	245,204,933
Class W	100,429,843	92,248,141
Total proceeds from sale of shares	326,507,730	337,453,074
Payment for shares repurchased
Class A	(204,327,896)	(565,614,617)
Class W	(81,446,458)	(212,658,272)
Total payment for shares repurchased	(285,774,354)	(778,272,889)
Exchange of shares
Class A	(6,629,186)	(14,608,811)
Class W	6,629,186	14,608,811
Total exchange of shares	—	—
Net increase/(decrease) in net assets from transactions in shares	40,733,376	(440,819,815)
Net increase/(decrease) in net assets	(299,270,654)	2,057,542,535
Net assets at beginning of period	10,649,962,665	8,592,420,130
Net assets at end of period	$10,350,692,011	$10,649,962,665

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended March 31, 2026
Cash Flows From Operating Activities:
Net decrease in net assets resulting from operations	$(340,004,030)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	12,891,126,826
Purchases of long-term investment securities	(12,005,609,226)
Proceeds from long-term securities sold short, not yet purchased	9,720,982,028
Cover of long-term securities sold short, not yet purchased	(8,808,616,035)
Proceeds from sales of short-term investment securities	13,404,913
Purchases of short-term investment securities	(14,629,219)
Proceeds from sales of short-term purchased options	3,837,503,507
Purchases of short-term purchased options	(4,788,779,757)
Proceeds from swap contracts	10,730,222
Net realized (gain)/loss from investment activities, foreign currency transactions, written options, purchased options and total return swaps	(33,944,112)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swaps	253,229,751
Changes in operating assets and liabilities:
Increase in deposits at brokers for securities sold, not yet purchased	(517,203,074)
Decrease in cash collateral received for total return swap contracts	28,402,067
Increase in receivable for investment securities sold	(1,034,171,674)
Increase in interest receivable	(10,247)
Increase in dividends receivable	(226,130)
Decrease in due from brokers	105,924
Decrease in other assets	21,392
Decrease in due to brokers	(1,138,691)
Decrease in accrued incentive fees payable	(518,714,845)
Increase in payable for investment securities purchased	1,109,915,060
Decrease in variation margin payable	(27,260,454)
Increase in management fees payable	674,644
Increase in stock loan fee payable	1,626,447
Increase in distribution and shareholder servicing fees payable	283,442
Increase in dividends payable on securities sold, not yet purchased	1,928,090
Increase in administration fees payable	591,044
Decrease in professional fees payable	(138,832)
Increase in due to custodian	20,052,014
Decrease in miscellaneous expenses payable	(645,716)
Net cash used in operating activities	(200,514,671)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the Six Months Ended March 31, 2026
Cash flows from financing activities
Net proceeds from sale of shares	$326,507,730
Payment for shares repurchased, including the change in payable for shares repurchased	(286,256,615)
Net cash provided by financing activities	40,251,115
Effect of exchange rate on cash	(348,724)
Net change in cash and cash equivalents and restricted cash	(160,612,280)
Cash and cash equivalents and restricted cash at beginning of period	175,924,860
Cash and cash equivalents and restricted cash at end of period	$15,312,580
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$2,852,836

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser. The Adviser also serves as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,200,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form that are accepted by the Fund will have deposited monies invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of Shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting for realized gains and losses on investment transactions. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset by the Adviser, as the Fund Valuation Designee (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2026, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2026.

	Level 1	Level 2	Level 3	Balance March 31, 2026
Assets
Investment Securities
Common Stocks	$10,738,087,323	$—	$—	$10,738,087,323
Short-Term Securities	1,842,564	—	—	1,842,564
Purchased Options	1,232,451,348	1,771,409	—	1,234,222,757
Net Unrealized Appreciation on Total Return Swap Contracts	—	824,384,445	—	824,384,445
Total Assets	$11,972,381,235	$826,155,854	$—	$12,798,537,089

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$5,305,231,483	$—	$—	$5,305,231,483
Total Liabilities	$5,305,231,483	$—	$—	$5,305,231,483

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2026 the Fund held $15,257,199 in cash equivalents in a BNY Mellon overnight interest-bearing account, $1,089 in U.S. Dollars and $54,292 in U.S. Dollars restricted cash. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2026 the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Goldman Sachs & Co. LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Due to brokers also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2026, the amount of such cash collateral received was $917,875,996 and the amount of Variation Margin Payable was $93,491,551 as presented in the Statement of Assets and Liabilities. See also Note 13 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Operating Segments

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Adviser is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the Statement of Assets and Liabilities and segment expenses are listed on the Statement of Operations.

4. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2026, Management Fees totaled $81,090,873, included in the Statement of Operations, of which $13,752,520 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

5. Incentive Fee

Also in consideration for the management services provided by the Adviser, the Fund pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

5. Incentive Fee (continued)

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2026, there were no accrued Incentive Fees.

6. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees. In addition to Distribution and Shareholder Servicing Fees paid by the Fund, the Adviser (or its affiliates), in its discretion and from its own resources, generally pays Selling Agents additional compensation that, in general, does not exceed 0.25% (on an annual basis) of the aggregate value of shares of the Fund held by customers of such Selling Agents. In return for the additional compensation, the Fund may receive certain services and/or advantages such as access to a Selling Agent’s financial advisors, placement on a list of investment options offered by a Selling Agent, or the ability to assist in training and educating the Selling Agent’s financial advisors. The additional compensation and the services and/or advantages received (if any) may differ among Selling Agents in amount. The receipt of additional compensation by a Selling Agent may create potential conflicts of interest between an investor and its Selling Agent who is recommending the Fund over other potential investments.

For the six months ended March 31, 2026, Distribution and Shareholder Servicing Fees amounted to $30,363,316 and is included in the Statement of Operations. At March 31, 2026, $5,192,145 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

7. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2026, administration fees amounted to $2,304,989, as presented in the Statement of Operations. At March 31, 2026, $2,340,989 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing five months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 6 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $67,500 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

8. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

9. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term investment securities, for the six months ended March 31, 2026 amounted to $12,005,609,226 and $12,891,126,826, respectively. Aggregate proceeds of sales and purchases for securities sold, not yet purchased for the six months ended March 31, 2026 amounted to $9,720,982,028 and $8,808,616,035, respectively. For the six months ended March 31, 2026, there were no transactions of government securities.

10. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

10. Borrowings (continued)

underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds.

The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2026, the average daily amount of such borrowings was $189,137,182 and the daily weighted average annualized interest rate was 2.63%. At March 31, 2026, the total amount of such borrowings was $59,175, presented as part of due to brokers in the Statement of Assets and Liabilities.

11. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended March 31, 2026 Shares		For the Year Ended September 30, 2025 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	273,345,671	120,003,994	286,918,171	125,838,180
Shares sold	7,629,289	4,446,915	9,866,643	4,896,011
Shares reinvested	—	—	—	—
Shares repurchased	(7,104,574)	(3,723,942)	(22,873,811)	(11,475,926)
Shares exchanged*	(229,839)	301,853	(565,332)	745,729
Net increase (decrease)	294,876	1,024,826	(13,572,500)	(5,834,186)
Shares at the end of the period	273,640,547	121,028,820	273,345,671	120,003,994

*	For the six months ended March 31, 2026 and year ended September 30, 2025, $6,629,186 and $14,608,811, respectively, represent the value of Class A and W Shares exchanged, in the aggregate. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2026, the Adviser and its affiliates owned 12,487.735 Class A Shares of the Fund.

12. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors, including as a result of wars such as in the Ukraine and the Middle East.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk). The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2026, the fair value of the above-mentioned investments was $1,842,564 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2026, the net amount of the fair value of the above-mentioned investments was $824,384,445 and is presented as net unrealized appreciation on total return swap contracts on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2026, the fair value of the above-mentioned investments was $1,232,451,348 and is presented as part of purchased options on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2026, the fair value of the currency options was $1,771,409 and is presented as part of purchased options on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

13. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty (a) fails to post collateral, (b) fails to comply with any restrictions or provisions, or (c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2026 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2026, as disclosed in the table below. At March 31, 2026, no cash or securities were posted as collateral. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2026, no event occurred that triggered a credit-risk-related contingent feature.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

13. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Assets	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Financial Instruments	Cash or Securities Collateral Received (a)	Net Amount
Total return swap contracts	$897,020,456	$(72,636,011)	$824,384,445	$—	$824,384,445	$—
Purchased options	$1,234,222,757	$—	$1,234,222,757	$—	$—	$1,234,222,757

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Liabilities	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Financial Instruments	Cash or Securities Collateral Pledged (a)	Net Amount
Total return swap contracts	$72,636,011	$(72,636,011)	$—	$—	$—	$—
Written options	$—	$—	$—	$—	$—	$—

(a)	As of March 31, 2026, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2026 the amount of cash or securities collateral received from the counterparty is $917,875,996 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Fair Value on the Statement of Assets and Liabilities
Asset derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$897,020,456	$—
Purchased options (b)	1,232,451,348	1,771,409
Total	$2,129,471,804	$1,771,409

	Fair Value on the Statement of Assets and Liabilities
Liability derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$72,636,011	$—
Total	$72,636,011	$—

(a)	Presented as part of net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

13. Balance Sheet Offsetting (continued)

Effect of derivative instruments trading activities for the six months ended March 31, 2026:

	Realized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$10,730,222	$—
Purchased options (b)	(753,065,301)	(13,675,296)
Total	(742,335,079)	(13,675,296)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.

	Net change in unrealized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$(1,141,613)	$—
Purchased options (b)	(54,125,597)	8,408,257
Total	(55,267,210)	8,408,257

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2026 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$(222,036,609)
Purchased options (b)	1,131,611,377

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.

14. Federal Tax Information

During the year ended September 30, 2025, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2025, the Fund had $252,714,005 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2024 and certain ordinary losses realized after December 31, 2024 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2025, the Fund incurred and elected to defer qualified late-year ordinary loss of $647,520,887.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

14. Federal Tax Information (continued)

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(900,234,892)
Net unrealized appreciation/depreciation:	6,682,659,401
Other temporary differences:	(30,614,594)
Total	$5,751,809,915

As of March 31, 2026, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$5,138,610,323
Excess of tax cost over value gross depreciation	(212,998,240)
Net unrealized appreciation	$4,925,612,083

Cost of total investments for income tax purposes	$7,052,837,866

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Decrease Paid-in-Capital	Increase Undistributed Net Investment Income/(Loss)	Decrease Accumulated Realized Gain/(Loss)
$(120,950,299)	$126,025,269	$(5,074,970)

During the year ended September 30, 2025 and year ended September 30, 2024, the Fund did not pay any distributions.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2021 through 2024, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

14. Federal Tax Information (continued)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2025, the Fund had no deferred tax liability.

15. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A	Class A	Class A	Class A	Class A	Class A
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value per Share, beginning of period	$29.22	$22.51	$16.21	$14.22	$24.72	$25.49
Income from investment operations (a):
Net investment income/(loss)	(0.35)	(1.86)	(0.36)	(0.42)	(0.58)	(0.78)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	(0.58)	8.57	6.66	2.41	(9.52)	1.07
Total income/(loss) from investment operations	(0.93)	6 .71	6.30	1.99	(10.10)	0.29
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—	(0.40)	(1.06)
Net asset value per Share, end of period	$28.29	$29.22	$22.51	$16.21	$14.22	$24.72
Total return—gross (b) (c)	(3.18)%	36.12%	38.86%	13.99%	(41.51)%	0.95%
Total return—net (b) (c)	(3.18)%	29.81%	38.86%	13.99%	(41.51)%	0.92%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$7,740,460	$7,986,628	$6,457,218	$5,546,690	$5,356,661	$9,471,744
Average net assets (dollars in thousands), end of period	$8,117,581	$6,985,419	$6,500,598	$5,707,615	$7,538,699	$9,152,450
Ratio of expenses to average net assets (c)	4.09%	9.82%	4.40%	4.49%	4.08%	3.48%
Ratio of net investment income/(loss) to average net assets (c)	(2.43)%	(7.50)%	(1.81)%	(2.63)%	(3.06)%	(2.98)%
Ratio of incentive fee to average net assets (c)	—%	5.65%	—%	—%	—%	0.04%
Ratio of expenses without incentive fee to average net assets (c)	4.09%	4.17%	4.40%	4.49%	4.08%	3.44%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	2.36%	2.37%	2.38%	2.39%	2.38%	2.37%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(2.43)%	(1.85)%	(1.81)%	(2.63)%	(3.06)%	(2.94)%
Portfolio turnover on investments in securities	105%	143%	149%	119%	159%	107%
Average debt ratio	1.75%	1.44%	1.10%	0.04%	0.20%	0.45%
Average commission rate paid	$0.09	$0.08	$0.06	$0.04	$0.05	$0.05

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

15. Financial Highlights (continued)

	Class W	Class W	Class W	Class W	Class W	Class W
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value per Share, beginning of period	$22.19	$16.97	$12.13	$10.56	$18.33	$19.02
Income from investment operations (a):
Net investment income/(loss)	(0.18)	(1.26)	(0.17)	(0.22)	(0.33)	(0.41)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	(0.44)	6.48	5.01	1.79	(7.04)	0.78
Total income/(loss) from investment operations	$(0.62)	5.22	4.84	1.57	(7.37)	0.37
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—	(0.40)	(1.06)
Net asset value per Share, end of period	$21.57	$22.19	$16.97	$12.13	$10.56	$18.33
Total return—gross (b) (c)	(2.79)%	37.12%	39.90%	14.87%	(41.09)%	1.65%
Total return—net (b) (c)	(2.79)%	30.76%	39.90%	14.87%	(41.09)%	1.69%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$2,610,232	$2,663,335	$2,135,202	$1,246,255	$1,467,291	$2,745,394
Average net assets (dollars in thousands), end of period	$2,722,083	$2,308,970	$1,613,656	$1,442,790	$2,170,161	$2,603,130
Ratio of expenses to average net assets (c)	3.33%	9.07%	3.65%	3.74%	3.32%	2.65%
Ratio of net investment income/(loss) to average net assets (c)	(1.66)%	(6.76)%	(1.10)%	(1.87)%	(2.31)%	(2.15)%
Ratio of incentive fee to average net assets (c)	—%	5.66%	—%	—%	—%	—%
Ratio of expenses without incentive fee to average net assets (c)	3.34%	3.42%	3.65%	3.74%	3.32%	2.69%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	1.61%	1.62%	1.63%	1.64%	1.64%	1.62%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(1.66)%	(1.10)%	(1.10)%	(1.87)%	(2.31)%	(2.19)%
Portfolio turnover on investments in securities	105%	143%	149%	119%	159%	107%
Average debt ratio	1.75%	1.44%	1.10%	0.04%	0.20%	0.45%
Average commission rate paid	$0.09	$0.08	$0.06	$0.04	$0.05	$0.05

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.

(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

16. Subsequent Events

Subsequent to March 31, 2026, and through May 22, 2026, the Fund had proceeds from sales of shares of $64,587,577 and $23,876,924 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND

Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	June 5, 2026

* Print the name and title of each signing officer under his or her signature.